SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jul. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of subsidiaries and variable interest entities

The Company’s consolidated financial statements reflect the operating results of the following entities:

	Date of	Place of	Percentage of
	incorporation	incorporation	ownership	Principal activities
ATIF	January 5, 2015	British Virgin Islands	100%	Parent Holding
Wholly owned subsidiaries
ATIF HK	January 6, 2015	Hong Kong	100%	Investment holding
Huaya	May 20, 2015	PRC	100%	WFOE, Consultancy and information technology support
VIE
Qianhai	November 3, 2015	PRC	VIE	Listing and financial consulting services

Schedule of financial statement amounts and balances of the VIE were included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances

The following financial statement amounts and balances of the VIE were included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances:

	As of July 31,
	2019	2018
Current assets	$3,673,890	$3,689,028
Non-current assets	68,375	49,378
Total assets	3,742,265	3,738,406
Current liabilities	980,364	1,512,761
Non-current liabilities	—	—
Total liabilities	980,364	1,512,761
Net assets	$2,761,901	$2,225,645

The summarized operating results of the VIE’s are as follows:

	For the years ended July 31,
	2019	2018	2017
Operating revenue	$2,777,618	$5,341,271	$3,657,223
Income from operations	884,789	2,927,679	925,065
Income before income taxes	930,361	2,863,744	2,147,253
Net income	$697,631	$2,146,927	$641,107

The summarized cash flow information of the VIE are as follows:

	For the years ended July 31,
	2019	2018	2017
Net cash (used in) provided by operating activities	$(3,380,071)	$2,036,439	$153,718
Net cash provided by (used in) investing activities	2,700,687	(2,898,916)	(20,483)
Net cash provided by (used in) financing activities	$(14,626)	$755,139	$—

Schedule of estimated useful lives of assets

Property and equipment are stated at cost. The straight-line depreciation method is used to compute depreciation over the estimated useful lives of the assets, as follows:

Useful life
Electronic equipment	3 years
Office furniture	5 years

Schedule of estimated useful lives of intangible assets

The straight-line method is used to compute amortization over the estimated useful lives of the intangible assets, as follows:

Useful life
Accounting software	5 years
Financial and news platform	15 years

Schedule of disaggregation of revenue by service type

Revenue disaggregated by service type was as follows for the years ended July 31, 2019, 2018, and 2017:

	For the years ended July 31,
	2019	2018	2017
Revenue from consulting services	$3,078,758	$5,236,196	$3,469,224
Revenue from customer’s initial registration fee	—	71,695	166,147
Total revenue	$3,078,758	$5,307,891	$3,635,371

Schedule of currency exchange rates

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	July 31, 2019		July 31, 2018		July 31, 2017
Foreign currency	Balance Sheet	Profits/Loss	Balance Sheet	Profits/Loss	Balance Sheet	Profits/Loss
RMB: 1USD	0.1453	0.1463	0.1467	0.1538	0.1487	0.1466
HKD: 1USD	0.1278	0.1276	0.1274	0.1278	0.1280	0.1287